Schedule of Investments (unaudited)	iShares® MSCI Brazil Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.9%
Embraer SA(a)	970,318	$3,303,519

Air Freight & Logistics — 0.2%
Sequoia Logistica e Transportes SA(a)	86,411	150,632

Auto Components — 0.7%
Mahle-Metal Leve SA	53,093	276,616
Tupy SA	99,435	341,541
		618,157
Biotechnology — 0.3%
Blau Farmaceutica SA(a)	47,944	287,399
Commercial Services & Supplies — 1.5%
Ambipar Participacoes e Empreendimentos S/A	62,310	437,135
GPS Participacoes e Empreendimentos SA(b)	312,185	805,750
		1,242,885
Communications Equipment — 0.6%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	112,973	533,330

Diversified Consumer Services — 4.7%
Anima Holding SA(a)	417,819	636,184
Cogna Educacao(a)	2,588,571	1,141,911
Cruzeiro do Sul Educacional SA	237,004	274,025
MPM Corporeos SA	185,290	268,615
YDUQS Participacoes SA	426,351	1,655,548
		3,976,283
Electric Utilities — 7.6%
AES Brasil Energia SA	339,401	682,201
Alupar Investimento SA.	201,302	865,099
Cia Paranaense de Energia	86,492	451,703
EDP - Energias do Brasil SA	418,538	1,593,197
Light SA	462,508	990,527
Transmissora Alianca de Energia Eletrica SA	286,495	1,836,124
		6,418,851
Electrical Equipment — 0.5%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(a)	317,072	442,740

Food & Staples Retailing — 5.0%
Cia Brasileira de Distribuicao	221,638	883,106
Grupo Mateus SA(a)	761,887	794,162
Sendas Distribuidora SA	1,114,407	2,527,405
		4,204,673
Food Products — 7.5%
Camil Alimentos SA	178,629	304,078
M. Dias Branco SA	116,902	577,663
Marfrig Global Foods SA	524,515	2,199,066
Minerva SA	379,083	578,552
Sao Martinho SA	244,158	1,524,834
SLC Agricola SA	133,186	909,252
Tres Tentos Agroindustrial SA(a)	165,070	217,280
		6,310,725
Health Care Providers & Services — 4.4%
CM Hospitalar SA	133,820	405,137
Fleury SA	262,072	814,393
Hospital Mater Dei SA(a)	118,614	304,666
Instituto Hermes Pardini SA	72,266	248,477
Odontoprev SA	364,930	817,252
Security	Shares	Value

Health Care Providers & Services (continued)
Oncoclinicas do Brasil Servicos Medicos SA(a)	198,582	$274,108
Qualicorp Consultoria e Corretora de Seguros SA	313,411	876,928
		3,740,961
Hotels, Restaurants & Leisure — 1.6%
CVC Brasil Operadora e Agencia de Viagens SA(a)	308,340	747,012
Smartfit	195,847	630,197
		1,377,209
Household Durables — 2.8%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	413,548	1,000,427
Ez Tec Empreendimentos e Participacoes SA	156,560	505,172
MRV Engenharia e Participacoes SA	430,409	849,051
		2,354,650
Independent Power and Renewable Electricity Producers — 3.8%
Eneva SA(a)	960,495	2,383,362
Omega Geracao SA(a)	174,962	844,645
		3,228,007
Insurance — 3.4%
IRB Brasil Resseguros S/A(a)	1,311,684	1,005,604
Sul America SA	411,382	1,826,462
		2,832,066
Interactive Media & Services — 0.9%
Infracommerce CXAAS SA(a)	130,399	334,704
Meliuz SA(b).	720,505	383,203
		717,907
Internet & Direct Marketing Retail — 0.4%
Lojas Americanas SA	352,411	341,012

IT Services — 2.4%
Cielo SA	1,686,393	620,940
Locaweb Servicos de Internet SA(b)	609,946	1,431,057
		2,051,997
Machinery — 0.6%
Iochpe Maxion SA(a)	180,233	462,937

Marine — 0.3%
Hidrovias do Brasil SA(a)	576,872	278,080

Metals & Mining — 0.5%
Companhia Brasileira de Aluminio(a)	199,051	423,818

Oil, Gas & Consumable Fuels — 5.3%
3R Petroleum Oleo E Gas SA(a)	223,562	1,098,354
Enauta Participacoes SA	146,657	347,479
Petro Rio SA(a)	848,090	3,060,869
		4,506,702
Paper & Forest Products — 1.6%
Dexco SA	429,405	1,377,157

Professional Services — 0.5%
Boa Vista Servicos SA	291,632	389,061

Real Estate Management & Development — 6.4%
Aliansce Sonae Shopping Centers SA	196,474	718,537
BR Malls Participacoes SA(a)	1,194,845	1,679,034
BR Properties SA	289,177	370,354
Iguatemi SA(a)	18,604	628,735
Iguatemi SA	5,408	26,790
JHSF Participacoes SA	418,142	349,577
LOG Commercial Properties e Participacoes SA	61,783	241,885

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Multiplan Empreendimentos Imobiliarios SA	385,888	$1,345,359
		5,360,271
Road & Rail — 4.6%
Cia. de Locacao das Americas	456,127	1,879,891
Movida Participacoes SA	198,500	592,479
SIMPAR SA	392,865	735,855
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA(a)	314,294	625,027
		3,833,252
Software — 0.2%
Clear Sale SA(a)	75,337	129,317

Specialty Retail — 3.0%
C&A Modas Ltda(a)	148,814	171,000
Grupo SBF SA(a)	134,053	580,387
Lojas Quero Quero S/A.	245,427	442,235
Pet Center Comercio e Participacoes SA	420,014	1,360,487
		2,554,109
Technology Hardware, Storage & Peripherals — 0.4%
Multilaser Industrial SA(a)	274,118	324,738

Textiles, Apparel & Luxury Goods — 4.4%
Arezzo Industria e Comercio SA	75,585	902,957
Grendene SA	435,548	649,233
GRUPO DE MODA SOMA SA(a)	581,902	1,347,665
Guararapes Confeccoes SA	137,715	249,863
Vivara Participacoes SA	130,323	568,179
		3,717,897
Trading Companies & Distributors — 0.6%
Armac Locacao Logistica E Servicos SA	138,610	533,793

Transportation Infrastructure — 1.7%
EcoRodovias Infraestrutura e Logistica SA(a)	480,258	709,044
Santos Brasil Participacoes SA(a)	654,328	697,177
		1,406,221
Water Utilities — 1.5%
Cia. de Saneamento de Minas Gerais-COPASA	262,255	598,043
Cia. de Saneamento do Parana	209,170	697,624
		1,295,667
Total Common Stocks — 83.8%
(Cost: $72,171,218)		70,726,023

Preferred Stocks

Airlines — 2.9%
Azul SA, Preference Shares, NVS(a)	391,143	1,626,675
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	281,857	802,176
		2,428,851
Banks — 2.0%
Banco ABC Brasil SA, Preference Shares, NVS	116,534	350,938
Security	Shares	Value

Banks (continued)
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS.	279,374	$501,913
Banco Pan SA, Preference Shares, NVS	413,685	828,569
		1,681,420
Chemicals — 1.2%
Unipar Carbocloro SA, Class B, Preference Shares, NVS	61,405	973,091

Electric Utilities — 1.6%
Cia. Energetica do Ceara, Class A, Preference Shares, NVS	19,485	190,627
Cia. Paranaense de Energia, Preference Shares, NVS.	1,090,842	1,191,382
		1,382,009
Independent Power and Renewable Electricity Producers — 1.3%
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	261,878	1,107,258

Internet & Direct Marketing Retail — 1.4%
Lojas Americanas SA, Preference Shares, NVS	1,256,487	1,222,548

Machinery — 1.0%
Marcopolo SA, Preference Shares, NVS	667,919	305,336
Randon SA Implementos e Participacoes, Preference Shares, NVS	252,990	498,163
		803,499
Metals & Mining — 2.7%
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS.	52,790	408,096
Metalurgica Gerdau SA, Preference Shares, NVS	996,102	1,887,010
		2,295,106
Water Utilities — 0.4%
Cia. de Saneamento do Parana, Preference Shares, NVS	553,013	373,800

Total Preferred Stocks — 14.5%
(Cost: $12,031,270)		12,267,582

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	40,000	40,000

Total Short-Term Investments — 0.1%
(Cost: $40,000)		40,000

Total Investments in Securities — 98.4%
(Cost: $84,242,488)		83,033,605

Other Assets, Less Liabilities — 1.6%		1,372,788

Net Assets — 100.0%		$84,406,393

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$100,000	$—	$(60,000	)(a)	$—	$—	$40,000	40,000	$1	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	15	12/17/21	$594	$(56,555)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$70,726,023	$—	$—	$70,726,023
Preferred Stocks	12,267,582	—	—	12,267,582
Money Market Funds	40,000	—	—	40,000
	$83,033,605	$—	$—	$83,033,605
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(56,555)	$—	$—	$(56,555)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
November 30, 2021

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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